RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Certain Plan investments are shares of mutual funds or a common/collective trust fund managed by Vanguard. Vanguard is the trustee as defined by the Plan, and therefore, these transactions qualify as party-in-interest transactions. Fees incurred by the Plan for investment management services are included in net appreciation in fair value of investments, as they are paid through revenue sharing, rather than a direct payment. The Plan made direct payments to the trustee of $438,290 for the year ended December 31, 2025, which were not covered by revenue sharing. The payments to the trustee included $17,985 of loan origination fees paid by participants that are not included in administrative expenses. The Plan also paid certain expenses related to the Plan’s operations to various service providers. These transactions are party-in-interest transactions under ERISA. Participants or the Plan Sponsor directly pay any other fees related to the Plan’s operations.
Certain Plan investments are shares of the Fund. The Company is the Plan Sponsor; therefore these transactions are considered party-in-interest transactions. Certain receivables are loans to participant employees of the Company, and therefore these transactions are considered party-in-interest transactions. During the year ended December 31, 2025, the Plan recorded income from dividends paid on Company stock of $327,163.
These party-in-interest transactions are exempt from the prohibited transactions rules under ERISA.